Vessels, net and assets held for sale - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment
Balance as at beginning of period	$ 1,265,196
Acquisitions and improvements	75,327
Disposals	(10,927)
Depreciation for the period	(71,009)
Impairment of vessel	(28,805)	$ (3,282)	$ 0
Balance as at end of period	1,229,782	1,265,196
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,738,515	1,775,689
Acquisitions and improvements	75,327	967
Disposals	(10,927)
Impairment of vessel	(78,607)	(9,279)
Classification as asset held for sale		(28,862)
Balance as at end of period	1,724,308	1,738,515	1,775,689
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(473,319)	(407,958)
Depreciation for the period	(71,009)	(71,358)
Impairment of vessel	49,802	5,997
Balance as at end of period	(494,526)	(473,319)	(407,958)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,265,196	1,367,731
Acquisitions and improvements	75,327	967
Disposals	(10,927)
Depreciation for the period	(71,009)	(71,358)
Impairment of vessel	(28,805)	(3,282)
Classification as asset held for sale		(28,862)
Balance as at end of period	$ 1,229,782	$ 1,265,196	$ 1,367,731